UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08943

Name of Fund:	Legg Mason Light Street Trust, Inc.

Fund Address:	100 Light Street Baltimore, MD 21202

Name and address of agent for service:	Richard M. Wachterman, Esq.
Legg Mason & Co., LLC
100 Light Street Baltimore, MD 21202

Registrant’s telephone number, including area code:	(410) 539-0000

Date of fiscal year end:	3/31/2009

Date of reporting period:	6/30/2008

Item 1 – Schedule of Investments

8	Quarterly Report to Shareholders

Portfolio of Investments

Legg Mason Classic Valuation Fund

June 30, 2008 (Unaudited)

	Shares	Value
Common Stocks and Equity Interests — 96.0%

Consumer Discretionary — 11.3%
Automobiles — 3.8%
Toyota Motor Corp. — ADR	25,400	$2,387,600

Media — 6.1%
Comcast Corp. — Class A	110,000	2,086,700
The Walt Disney Co.	16,000	499,200
Time Warner Inc.	89,500	1,324,600

		3,910,500

Multiline Retail — 1.4%
Kohl’s Corp.	22,600	904,904	A

Consumer Staples — 11.8%
Food and Staples Retailing — 7.6%
Safeway Inc.	41,700	1,190,535
Wal-Mart Stores Inc.	65,200	3,664,240

		4,854,775

Food Products — 4.2%
Dean Foods Co.	44,000	863,280	A
Del Monte Foods Co.	63,200	448,720
Smithfield Foods Inc.	69,700	1,385,636	A

		2,697,636

Energy — 14.0%
Energy Equipment and Services — 6.2%
Tidewater Inc.	39,400	2,562,182
Transocean Inc.	9,204	1,402,598	A

		3,964,780

Oil, Gas and Consumable Fuels — 7.8%
Arch Coal Inc.	14,600	1,095,438
ConocoPhillips	26,644	2,514,927

Quarterly Report to Shareholders	9

	Shares	Value
Energy — Continued
Oil, Gas and Consumable Fuels — Continued
Exxon Mobil Corp.	13,400	$1,180,942
The Williams Cos. Inc.	3,900	157,209

		4,948,516

Financials — 20.8%
Capital Markets — 5.2%
Merrill Lynch and Co. Inc.	20,600	653,226
Morgan Stanley	27,900	1,006,353
The Goldman Sachs Group Inc.	9,400	1,644,060

		3,303,639

Commercial Banks — 0.5%
Wachovia Corp.	23,700	368,061

Consumer Finance — 0.7%
Discover Financial Services	33,000	434,610

Diversified Financial Services — 4.7%
Bank of America Corp.	18,500	441,595
Citigroup Inc.	59,800	1,002,248
J.P. Morgan Chase and Co.	45,100	1,547,381

		2,991,224

Insurance — 8.2%
American International Group Inc.	53,800	1,423,548
Axis Capital Holdings Ltd.	35,900	1,070,179
Conseco Inc.	117,700	1,167,584	A
Marsh and McLennan Cos. Inc.	59,100	1,569,105

		5,230,416

Thrifts and Mortgage Finance — 1.5%
Fannie Mae	48,500	946,235

10	Quarterly Report to Shareholders

Portfolio of Investments — Continued

Legg Mason Classic Valuation Fund — Continued

	Shares	Value
Health Care — 11.5%
Biotechnology — 1.9%
Amgen Inc.	25,100	$1,183,716	A

Health Care Equipment and Supplies — 2.2%
Boston Scientific Corp.	114,100	1,402,289	A

Health Care Providers and Services — 1.6%
Tenet Healthcare Corp.	183,700	1,021,372	A

Pharmaceuticals — 5.8%
Bristol-Myers Squibb Co.	60,900	1,250,277
Johnson and Johnson	20,600	1,325,404
Pfizer Inc.	64,200	1,121,574

		3,697,255

Industrials — 4.4%
Aerospace and Defense — 1.3%
The Boeing Co.	12,900	847,788

Airlines — 3.1%
Southwest Airlines Co.	150,700	1,965,128

Information Technology — 15.1%
Communications Equipment — 2.3%
Nokia Oyj — ADR	58,700	1,438,150

Computers and Peripherals — 9.2%
Dell Inc.	64,200	1,404,696	A
International Business Machines Corp.	18,000	2,133,540
Seagate Technology	123,200	2,356,816

		5,895,052

Quarterly Report to Shareholders	11

	Shares	Value
Information Technology — Continued
Semiconductors and Semiconductor Equipment — 3.6%
Applied Materials Inc.	44,300	$845,687
Intel Corp.	66,200	1,421,976

		2,267,663

Materials — 6.4%
Chemicals — 2.8%
E.I. du Pont de Nemours and Co.	21,300	913,557
The Dow Chemical Co.	25,300	883,223

		1,796,780

Metals and Mining — 3.6%
Alcoa Inc.	36,200	1,289,444
Newmont Mining Corp.	19,500	1,017,120

		2,306,564

Utilities — 0.7%
Independent Power Producers and Energy Traders — 0.7%
Dynegy Inc.	54,822	468,728	A

Total Common Stocks and Equity Interests (Cost — $67,150,245)		61,233,381

12	Quarterly Report to Shareholders

Portfolio of Investments — Continued

Legg Mason Classic Valuation Fund — Continued

	Shares	Value
Repurchase Agreements — 0.1%
Bank of America 2.20%, dated 6/30/08, to be repurchased at $29,180 on 7/1/08 (Collateral: $30,000 Federal Home Loan Bank bond, 4.375%, due 3/17/10, value $30,971)	$29,178	$29,178
Goldman Sachs & Co. 2.36%, dated 6/30/08, to be repurchased at $29,180 on 7/1/08 (Collateral: $31,850 Fannie Mae mortgage-backed security, 5.00%, due 5/1/38, value $30,665)	29,178	29,178

Total Repurchase Agreements (Cost — $58,356)		58,356

Total Investments — 96.1% (Cost — $67,208,601)B		61,291,737
Other Assets Less Liabilities — 3.9%		2,481,058

Net Assets — 100.0%		$63,772,795

Net Asset Value Per Share:
Primary Class		$10.65

Institutional Class		$11.63

A	Non-income producing.

B	Aggregate cost for federal income tax purposes is substantially the same as book cost. At June 30, 2008, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$6,939,296
Gross unrealized depreciation	(12,856,160)

Net unrealized depreciation	$(5,916,864)

ADR — American Depository Receipt

Investment Valuation

The Fund’s securities are valued under policies approved by and under the general oversight of the Board of Directors. Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Debt securities are valued at the last quoted bid prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market and are valued at the bid price as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	[6/30/08]	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Securities — assets	$61,291,737	$61,233,381	$58,356	—
Investment in Securities — liabilities	—	—	—	—
Other Financial Instruments	—	—	—	—

Total	$61,291,737	$61,233,381	$58,356	—

*	Other financial instruments include options, futures, swaps and forward contracts.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 – Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are effective, and that the disclosure controls and procedures are reasonably designed to ensure (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and (2) that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Light Street Trust, Inc.

By:	/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Light Street Trust, Inc.
Date:	August 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Light Street Trust, Inc.
Date:	August 19, 2008

By:	/s/ Marie K. Karpinski
Marie K. Karpinski
Vice President and Chief Financial Officer, Legg Mason Light Street Trust, Inc.
Date:	August 19, 2008